SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Sales	$ 76,033	$ 68,679	$ 56,791
Flat products
Disclosure of products and services [line items]
Sales	46,734	43,065	34,215
Long products
Disclosure of products and services [line items]
Sales	15,751	13,685	12,104
Tubular products
Disclosure of products and services [line items]
Sales	2,158	1,810	1,500
Mining products
Disclosure of products and services [line items]
Sales	1,009	985	781
Others
Disclosure of products and services [line items]
Sales	$ 10,380	$ 9,134	$ 8,191